CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year		£ 1,387	£ 3,006	£ 4,506
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax		138	(1,433)	167
Tax		(25)	316	(47)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		113	(1,117)	120
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value		(50)	0	(97)
Tax		(16)	12	22
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments		(66)	12	(75)
Gains and losses attributable to own credit risk:
(Losses) gains before tax		(75)	(419)	533
Tax		20	113	(144)
Gains losses attributable to own credit risk after tax		(55)	(306)	389
Share of other comprehensive income of associates and joint ventures		0	0	8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value		46	(30)	(37)
Income statement transfers in respect of disposals		(149)	(196)	(275)
Income statement transfers in respect of impairment		5	(1)	0
Tax		74	71	119
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income		(24)	(156)	(193)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income		730	1,209	234
Net income statement transfers		(496)	(608)	(701)
Tax		(109)	(148)	113
Other comprehensive income, net of tax, cash flow hedges		125	453	(354)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)		4	(12)	(8)
Transfers to income statement (tax: £nil)		13	0	0
Increase (decrease) through foreign exchange and other movements, financial assets		17	(12)	(8)
Other comprehensive income for the year, net of tax		110	(1,126)	(113)
Total comprehensive income for the year	[1]	1,497	1,880	4,393
Comprehensive income attributable to [abstract]
Total comprehensive income attributable to ordinary shareholders		975	1,333	3,862
Total comprehensive income attributable to other equity holders		453	466	433
Total comprehensive income attributable to equity holders		1,428	1,799	4,295
Total comprehensive income attributable to non-controlling interests		£ 69	£ 81	£ 98

[1]	1Total comprehensive income attributable to owners of the parent was £1,428 million (2019: £1,799 million; 2018: £4,295 million).